Manufacturing rebate receivable (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2019 USD ($)
Number of Qualified Electric Buses Sold | item	0	109	100
Increase Decrease In Manufacturing Rebate Receivable		$ 644,959	$ 2,942,190
Manufacturing Rebate Receivables	¥ 53,942,315	9,795,512		$ 7,746,116
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Sixteen	29,600,000			4,250,560
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Seventeen	19,906,560			2,858,582
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Eighteen	¥ 4,435,755			$ 636,974
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables		$ 6,000	$ 29,400